UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2002

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Ronald Sadoff's Major Trends
Address:  250 W. Coventry Court
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Ronald Sadoff
Title:         Sole Proprietor
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:



/s/ Ronald Sadoff    Milwaukee, Wisconsin     August 5, 2002
-----------------    --------------------    ----------------
     (Signature)         (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None





                      FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            36

Form 13F Information Table Value Total:      $155,733
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this
report.   NONE







                                 RONALD SADOFF'S MAJOR TRENDS
                                  FORM 13F INFORMATION TABLE
                                        June 30, 2002

                                                                                        Voting Authority
                          Title
                            of              Value     Shares/  Sh/  Put/ Invst   Otr
Name of Issuer            Class    CUSIP   (x$1000)   Prn Amt  Prn  Call Dsctn  Mgrs    Sole   Shr None
--------------            -----    ------  -------    -------  ---  ---- -----  ----    -----  --- ----
BAXTER INTERNATIONAL INC.  COM   071813109   9,649    217,076  SH         Sole         217,076
BECKMAN                    COM   075811109     586     11,750  SH         Sole          11,750
BIOMET INC.                COM   090613100   2,076     76,558  SH         Sole          76,558
BRINKER INTL               COM   109641100   5,686    179,100  SH         Sole         179,100
CITIGROUP                  COM   172967101  10,129    261,405  SH         Sole         261,405
CITY NATIONAL              COM   178566105     430      8,000  SH         Sole           8,000
DOW JONES                  COM   260561105   2,105     43,441  SH         Sole          43,441
EXXON CORP.                COM   30231G102     685     16,736  SH         Sole          16,736
FANNIE MAE                 COM   313586109  12,469    169,068  SH         Sole         169,068
FREDDIE MAC                COM   313400301  12,258    200,295  SH         Sole         200,295
GANNETT INC.               COM   364730101  11,061    145,731  SH         Sole         145,731
GENERAL MILLS              COM   370334104   9,354    212,207  SH         Sole         212,207
H&R BLOCK                  COM   093671105   2,529     54,799  SH         Sole          54,799
HERSHEY FOODS CORP.        COM   427866108   1,928     30,850  SH         Sole          30,850
INTERNATIONAL GAME TEC     COM   459902102   3,513     61,950  SH         Sole          61,950
KNIGHT RIDDER INC.         COM   499040103   2,669     42,405  SH         Sole          42,405
MANDALAY RESORT GRP        COM   562567107     418     15,150  SH         Sole          15,150
MARSH & MCLENNAN           COM   571748102   6,094     63,081  SH         Sole          63,081
MARSHALL & ILSLEY CORP.    COM   571834100     224      7,236  SH         Sole           7,236
MCCLATCHY COMPANY          COM   579489105     430      6,700  SH         Sole           6,700
MCCORMICK & CO.            COM   579780206   8,206    318,682  SH         Sole         318,682
MEDIA GENERAL              COM   584404107     300      5,000  SH         Sole           5,000
MGM MIRAGE                 COM   552953101   3,518    104,250  SH         Sole         104,250
NEW YORK TIMES CO.         COM   650111107  10,526    204,398  SH         Sole         204,398
PNC FINANCIAL SERVICES     COM   693475105   3,349     64,059  SH         Sole          64,059
SMUCKERS                   COM   832696306     454     13,302  SH         Sole          13,302
ST JUDE MEDICAL INC.       COM   790849103   5,682     76,935  SH         Sole          76,935
TENET HEALTHCARE           COM   88033G100   6,275     87,700  SH         Sole          87,700
TOOTSIE ROLL INDS          COM   890516107   1,702     44,136  SH         Sole          44,136
TRIBUNE CO.                COM   896047107   2,879     66,192  SH         Sole          66,192
UNITEDHEALTH GROUP         COM   91324P102     577      6,300  SH         Sole           6,300
WASHINGTON POST            COM   939640108   5,726     10,506  SH         Sole          10,506
WELLPOINT HEALTH NETWORK   COM   94973H108   7,800    100,240  SH         Sole         100,240
WENDY'S INTL               COM   950590109   3,575     89,750  SH         Sole          89,750
WMS INDUSTRIES INC.        COM   929297109     608     49,649  SH         Sole          49,649
WRIGLEY WM JR CO.          COM   982526105     263      4,750  SH         Sole           4,750

REPORT SUMMARY              36             155,733
